Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Payable, Long-term Debt, Commitments and Contingencies
Schedule of non-cancelable purchase commitments and commitments under other agreements

	Years ended December 31,
(Millions of dollars)	2017	2018	2019	2020	2021	Thereafter
Hog procurement contracts	$103	$59	$44	$43	$43	$118
Grain and feed ingredients	122	2	—	—	—	—
Grain purchase contracts for resale	310	—	—	—	—	—
Fuel supply contracts	49	—	—	—	—	—
Equipment purchases and facility improvements	21	—	—	—	—	—
Other purchase commitments	33	—	—	—	—	—
Total firm purchase commitments	638	61	44	43	43	118
Vessel, time and voyage-charters	47	27	26	26	26	46
Contract grower agreements	29	24	16	12	10	9
Other operating lease payments	31	27	27	24	22	176
Investment in affiliates	91	15	16	16	12	—
Total unrecognized non-cancelable commitments	$836	$154	$129	$121	$113	$349